SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	$ (68)	$ (23)
Share-based compensation expenses	22,858	11,064	5,656
Change in fair value of contingent consideration	(1,164)	(659)	1,824
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accrued expenses and other payables	13,143	8,723	3,185
Net cash provided by operating activities	60,832	36,325	24,323
Cash flows from investing activities:
Net cash used in investing activities	(8,058)	(5,764)	(38,374)
Cash flows from financing activities:
Proceeds from issuance of common shares for share based compensation	4,414	1,988	5,291
Deferred and contingent consideration paid for business acquisitions	(22,661)	(3,047)	(11,710)
Repurchase of common shares	(30,000)
Net cash used in financing activities	(48,247)	(1,536)	(45,646)
Net (decrease) increase in cash and cash equivalents	4,804	29,858	(56,037)
Cash and cash equivalents at beginning of year	143,714	113,856	169,893
Cash and cash equivalents at end of year	148,518	143,714	113,856
Parent Company
Cash flows from by operating activities:
Net income	7,837	2,590	17,901
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(33,401)	(25,513)	(25,026)
Share-based compensation expenses	22,858	11,064	5,656
Change in fair value of contingent consideration	(102)	(531)	981
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets			10
Intercompany receivables	13,495	4,591	9,693
Other current assets	(578)	110	(11,574)
Accrued expenses and other payables	2,605	8,193
Other current liabilities			(9,188)
Net cash provided by operating activities	12,714	504	(11,547)
Cash flows from investing activities:
Dividends received			1,411
Investment income received from subsidiary		200
Deferred and contingent consideration paid for business acquisitions		(782)
Net cash used in investing activities		(582)	1,411
Cash flows from financing activities:
Repayment of short-term bank borrowings			(40,000)
Proceeds from issuance of common shares for share based compensation	4,414	1,988	5,291
Deferred and contingent consideration paid for business acquisitions			(4,014)
Repurchase of common shares	(30,000)
Net cash used in financing activities	(25,586)	1,988	(38,723)
Net (decrease) increase in cash and cash equivalents	(12,872)	1,910	(48,859)
Cash and cash equivalents at beginning of year	28,972	27,062	75,921
Cash and cash equivalents at end of year	$ 16,100	$ 28,972	$ 27,062